Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016
Number of Shares
Beginning Balance	176	255	324
Exercised			(31)
Forfeited		(79)	(38)
Ending Balance	176	176	255	324
Vested and expected to vest in the future at end of period	176
Exercisable at end of period	176
Available for grant at end of period	5,347
Weighted Average Exercise Price
Beginning Balance	$ 9.95	$ 9.99	$ 11.29
Granted	0.00	0.00	0.00
Exercised	0.00	0.00	9.91
Forfeited	0.00	10.08	21.14
Ending Balance	9.95	$ 9.95	$ 9.99	$ 11.29
Vested and expected to vest in the future at end of period	9.95
Exercisable at end of period	$ 9.95
Weighted Average Remaining Contractual Term
Weighted Average Remaining Contractual Term	2 years 7 months 17 days	3 years 7 months 17 days	4 years 7 months 13 days	5 years 1 month 2 days
Vested and expected to vest in the future at end of period	2 years 7 months 17 days
Exercisable at end of period	2 years 7 months 17 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value	$ 0	$ 0	$ 11	$ 516
Vested and expected to vest in the future at end of period	0
Exercisable at end of period	$ 0